Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Balanced Portfolio
September 30, 2024
VIPBAL-NPRT3-1124
1.808794.120
Common Stocks - 64.2%
	Shares	Value ($)
BELGIUM - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Global Ltd Class C	16,300	352,243
Health Care - 0.4%
Pharmaceuticals - 0.4%
UCB SA	149,135	26,893,559
TOTAL BELGIUM		27,245,802
BRAZIL - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Wheaton Precious Metals Corp (United States)	50,500	3,084,540
CANADA - 0.9%
Communication Services - 0.0%
Entertainment - 0.0%
Lionsgate Studios Corp (b)	57,108	408,322
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Restaurant Brands International Inc	126,200	9,106,331
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Alimentation Couche-Tard Inc	57,700	3,189,936
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Africa Oil Corp	2,096,347	2,712,564
Athabasca Oil Corp (c)	1,378,800	4,893,519
Imperial Oil Ltd	186,000	13,085,808
MEG Energy Corp	547,000	10,277,105
		30,968,996
Financials - 0.2%
Insurance - 0.2%
Fairfax Financial Holdings Ltd Subordinate Voting Shares	7,585	9,577,195
Materials - 0.1%
Metals & Mining - 0.1%
Ivanhoe Mine Ltd Class A (c)	168,700	2,509,700
Teck Resources Ltd Class B (United States)	39,500	2,063,480
		4,573,180
TOTAL CANADA		57,823,960
CHINA - 0.3%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
PDD Holdings Inc Class A ADR (c)	69,600	9,382,776
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
NXP Semiconductors NV	65,412	15,699,534
TOTAL CHINA		25,082,310
FRANCE - 0.1%
Communication Services - 0.0%
Entertainment - 0.0%
Ubisoft Entertainment SA (c)	113,800	1,277,689
Information Technology - 0.1%
IT Services - 0.1%
Capgemini SE	43,100	9,305,317
TOTAL FRANCE		10,583,006
GERMANY - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
BioNTech SE ADR (c)	27,700	3,289,929
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kosmos Energy Ltd (c)	404,500	1,630,135
GREECE - 0.1%
Financials - 0.1%
Banks - 0.1%
Eurobank Ergasias Services and Holdings SA	2,544,545	5,828,081
Piraeus Financial Holdings SA	800,481	3,409,178

TOTAL GREECE		9,237,259
HONG KONG - 0.0%
Financials - 0.0%
Insurance - 0.0%
Prudential PLC	138,420	1,284,156
Prudential PLC rights (c)(d)	138,420	9,612

TOTAL HONG KONG		1,293,768
INDIA - 0.0%
Financials - 0.0%
Banks - 0.0%
HDFC Bank Ltd	110,155	2,269,076
IRELAND - 0.1%
Financials - 0.1%
Banks - 0.1%
AIB Group PLC	707,160	4,050,016
Financial Services - 0.0%
Circle Internet Financial LLC (e)	68,071	1,975,420
Circle Internet Financial LLC (e)	36,875	1,070,113
		3,045,533
TOTAL IRELAND		7,095,549
ISRAEL - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Industries Ltd ADR (c)	367,300	6,618,746
JAPAN - 0.1%
Communication Services - 0.0%
Entertainment - 0.0%
Capcom Co Ltd	12,600	291,757
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Renesas Electronics Corp	449,300	6,520,542
TOTAL JAPAN		6,812,299
KOREA (SOUTH) - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Coupang Inc Class A (c)	70,600	1,733,230
MAURITIUS - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Jumo World Holding Limited (b)(c)(e)	176,324	322,672
Jumo World Ltd (c)(e)	176	0

TOTAL MAURITIUS		322,672
NETHERLANDS - 0.5%
Health Care - 0.2%
Biotechnology - 0.2%
Argenx SE ADR (c)	22,100	11,979,968
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
ASML Holding NV	29,500	24,539,888
TOTAL NETHERLANDS		36,519,856
PORTUGAL - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Galp Energia SGPS SA	372,700	6,969,833
SINGAPORE - 0.1%
Communication Services - 0.1%
Entertainment - 0.1%
Sea Ltd Class A ADR (c)	49,600	4,676,288
SPAIN - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Cellnex Telecom SA (f)(g)	41,035	1,663,674
SWITZERLAND - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
UBS Group AG (United States)	123,116	3,805,516
TAIWAN - 0.9%
Information Technology - 0.9%
Electronic Equipment, Instruments & Components - 0.1%
Hon Hai Precision Industry Co Ltd	963,000	5,684,680
Semiconductors & Semiconductor Equipment - 0.8%
Alchip Technologies Ltd	40,000	2,487,171
Taiwan Semiconductor Manufacturing Co Ltd	1,692,000	50,833,694
		53,320,865
Technology Hardware, Storage & Peripherals - 0.0%
Wiwynn Corp	66,000	3,563,580
TOTAL TAIWAN		62,569,125
UNITED KINGDOM - 0.3%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Flutter Entertainment PLC (United Kingdom) (c)	18,400	4,323,429
Specialty Retail - 0.0%
Cazoo Group Ltd (b)(c)	28	0
Cazoo Group Ltd warrants (c)	30	0
Cazoo Group Ltd warrants (c)	37	0
Cazoo Group Ltd warrants (c)	33	0
		0
TOTAL CONSUMER DISCRETIONARY		4,323,429

Consumer Staples - 0.0%
Beverages - 0.0%
Diageo PLC	37,722	1,317,626
Financials - 0.2%
Banks - 0.0%
Starling Bank Ltd Class D (b)(c)(e)	756,521	3,206,235
Capital Markets - 0.2%
London Stock Exchange Group PLC	39,102	5,353,496
Insurance - 0.0%
Direct Line Insurance Group PLC	1,392,641	3,487,323
TOTAL FINANCIALS		12,047,054

Health Care - 0.1%
Pharmaceuticals - 0.1%
Astrazeneca PLC ADR	113,047	8,807,492
TOTAL UNITED KINGDOM		26,495,601
UNITED STATES - 60.2%
Communication Services - 5.8%
Diversified Telecommunication Services - 0.3%
AT&T Inc	1,167,700	25,689,400
Entertainment - 0.9%
Live Nation Entertainment Inc (c)	33,800	3,700,762
Netflix Inc (c)	33,658	23,872,610
ROBLOX Corp Class A (c)	112,700	4,988,102
Roku Inc Class A (c)	4,000	298,639
Spotify Technology SA (c)	10,000	3,685,300
Take-Two Interactive Software Inc (c)	10,818	1,662,835
TKO Group Holdings Inc Class A	38,594	4,774,464
Walt Disney Co/The	244,432	23,511,914
		66,494,626
Interactive Media & Services - 4.5%
Alphabet Inc Class A	1,102,960	182,925,917
Alphabet Inc Class C	99,720	16,672,187
Bumble Inc Class A (c)	92,800	592,064
Epic Games Inc (b)(c)(e)	1,812	1,087,200
Match Group Inc (c)	6,800	257,312
Meta Platforms Inc Class A	224,142	128,307,846
Pinterest Inc Class A (c)	96,400	3,120,468
Snap Inc Class A (c)	459,149	4,912,894
		337,875,888
Media - 0.1%
Altice USA Inc Class A (c)	219,100	538,986
Charter Communications Inc Class A (c)	2,800	907,424
Comcast Corp Class A	30,100	1,257,277
Ibotta Inc Class A (c)	700	43,127
Liberty Broadband Corp Class A (c)	111,100	8,534,702
Paramount Global Class B	4,800	50,976
		11,332,492
TOTAL COMMUNICATION SERVICES		441,392,406

Consumer Discretionary - 6.4%
Automobile Components - 0.1%
Aptiv PLC (c)	82,500	5,940,825
Automobiles - 0.8%
Tesla Inc (c)	220,100	57,584,763
Broadline Retail - 2.7%
Amazon.com Inc (c)	1,100,200	205,000,266
Etsy Inc (c)	38,500	2,137,905
		207,138,171
Distributors - 0.1%
LKQ Corp	127,300	5,081,816
Diversified Consumer Services - 0.0%
Service Corp International/US	43,300	3,417,669
Hotels, Restaurants & Leisure - 1.1%
Airbnb Inc Class A (c)	72,000	9,130,320
Booking Holdings Inc	3,200	13,478,784
Caesars Entertainment Inc (c)	80,200	3,347,548
Churchill Downs Inc	48,900	6,611,769
Domino's Pizza Inc	18,100	7,785,534
Marriott International Inc/MD Class A1	63,900	15,885,540
McDonald's Corp	15,700	4,780,807
Red Rock Resorts Inc Class A	38,300	2,085,052
Starbucks Corp	104,600	10,197,454
Yum! Brands Inc	73,800	10,310,598
		83,613,406
Household Durables - 0.0%
DR Horton Inc	4,800	915,696
Leisure Products - 0.0%
Brunswick Corp/DE	23,000	1,927,860
Specialty Retail - 1.2%
Foot Locker Inc	86,000	2,222,240
Home Depot Inc/The	44,208	17,913,082
Lowe's Cos Inc	175,100	47,425,835
TJX Cos Inc/The	196,380	23,082,505
		90,643,662
Textiles, Apparel & Luxury Goods - 0.4%
NIKE Inc Class B	160,630	14,199,692
PVH Corp	63,100	6,362,373
Tapestry Inc	163,900	7,700,022
		28,262,087
TOTAL CONSUMER DISCRETIONARY		484,525,955

Consumer Staples - 3.8%
Beverages - 1.4%
Brown-Forman Corp Class B	31,800	1,564,560
Coca-Cola Co/The	603,900	43,396,254
Constellation Brands Inc Class A	49,200	12,678,348
Keurig Dr Pepper Inc	471,617	17,676,205
Monster Beverage Corp (c)	231,152	12,059,200
PepsiCo Inc	85,800	14,590,290
		101,964,857
Consumer Staples Distribution & Retail - 1.1%
BJ's Wholesale Club Holdings Inc (c)	29,400	2,424,912
Costco Wholesale Corp	40,440	35,850,869
Dollar Tree Inc (c)	21,000	1,476,720
Target Corp	74,500	11,611,570
Walmart Inc	438,600	35,416,950
		86,781,021
Food Products - 0.3%
Archer-Daniels-Midland Co	58,000	3,464,920
JM Smucker Co	53,700	6,503,070
Lamb Weston Holdings Inc	42,300	2,738,502
Mondelez International Inc	110,300	8,125,801
		20,832,293
Household Products - 0.7%
Procter & Gamble Co/The	288,800	50,020,160
Personal Care Products - 0.2%
Estee Lauder Cos Inc/The Class A	45,300	4,515,957
Kenvue Inc	508,400	11,759,292
		16,275,249
Tobacco - 0.1%
Philip Morris International Inc	83,200	10,100,480
TOTAL CONSUMER STAPLES		285,974,060

Energy - 1.6%
Energy Equipment & Services - 0.0%
Expro Group Holdings NV (c)	132,500	2,275,025
Weatherford International PLC	26,000	2,207,920
		4,482,945
Oil, Gas & Consumable Fuels - 1.6%
DT Midstream Inc	25,200	1,982,232
Exxon Mobil Corp	692,600	81,186,572
Hess Corp	41,100	5,581,380
Marathon Petroleum Corp	53,500	8,715,685
Shell PLC ADR	194,100	12,800,895
Valero Energy Corp	70,900	9,573,627
		119,840,391
TOTAL ENERGY		124,323,336

Financials - 7.8%
Banks - 2.5%
Bank of America Corp	828,546	32,876,705
Citigroup Inc	327,858	20,523,911
JPMorgan Chase & Co	161,911	34,140,553
KeyCorp	341,348	5,717,579
M&T Bank Corp	57,765	10,289,102
Pathward Financial Inc	55,475	3,661,905
PNC Financial Services Group Inc/The	74,305	13,735,279
UMB Financial Corp	39,593	4,161,620
US Bancorp	428,567	19,598,369
Wells Fargo & Co	700,418	39,566,613
		184,271,636
Capital Markets - 1.8%
Bank of New York Mellon Corp/The	169,581	12,186,091
BlackRock Inc	8,271	7,853,397
Carlyle Group Inc/The	91,914	3,957,817
Cboe Global Markets Inc	46,618	9,550,630
Charles Schwab Corp/The	38,178	2,474,316
Intercontinental Exchange Inc	109,264	17,552,169
LPL Financial Holdings Inc	35,721	8,309,776
MarketAxess Holdings Inc	56,802	14,552,672
Morgan Stanley	255,405	26,623,418
Northern Trust Corp	89,600	8,066,688
State Street Corp	118,613	10,493,692
StepStone Group Inc Class A	86,565	4,919,489
Tradeweb Markets Inc Class A	42,502	5,256,222
Virtu Financial Inc Class A	176,143	5,365,316
		137,161,693
Consumer Finance - 0.1%
Discover Financial Services	66,737	9,362,534
OneMain Holdings Inc	41,614	1,958,770
		11,321,304
Financial Services - 2.1%
Apollo Global Management Inc	111,620	13,942,454
AvidXchange Holdings Inc (c)	622,504	5,048,507
Berkshire Hathaway Inc Class A (c)	13	8,985,340
Block Inc Class A (c)	234,299	15,728,492
Corpay Inc (c)	39,702	12,417,198
Fiserv Inc (c)	107,227	19,263,331
PayPal Holdings Inc (c)	69,240	5,402,797
UWM Holdings Corp Class A (h)	544,870	4,642,292
Visa Inc Class A	247,523	68,056,449
Voya Financial Inc	59,162	4,686,814
		158,173,674
Insurance - 1.3%
Arthur J Gallagher & Co	47,442	13,348,756
Chubb Ltd	85,571	24,677,821
Everest Group Ltd	15,415	6,040,059
Hartford Financial Services Group Inc/The	113,135	13,305,807
Marsh & McLennan Cos Inc	102,779	22,928,967
Progressive Corp/The	33,263	8,440,819
Travelers Cos Inc/The	44,700	10,465,164
Unum Group	62,104	3,691,462
		102,898,855
TOTAL FINANCIALS		593,827,162

Health Care - 6.9%
Biotechnology - 0.9%
Alnylam Pharmaceuticals Inc (c)	8,800	2,420,264
Bicara Therapeutics Inc	66,100	1,683,567
Exact Sciences Corp (c)	92,900	6,328,348
Gilead Sciences Inc	366,204	30,702,544
Moderna Inc (c)	34,700	2,319,001
Regeneron Pharmaceuticals Inc (c)	20,064	21,092,079
Vertex Pharmaceuticals Inc (c)	5,268	2,450,041
		66,995,844
Health Care Equipment & Supplies - 1.9%
Boston Scientific Corp (c)	753,068	63,107,099
Insulet Corp (c)	39,300	9,147,075
Intuitive Surgical Inc (c)	62,994	30,947,062
Lantheus Holdings Inc (c)	18,000	1,975,500
Masimo Corp (c)	15,600	2,079,948
Stryker Corp	95,100	34,355,826
		141,612,510
Health Care Providers & Services - 1.7%
Cencora Inc	46,589	10,486,252
Elevance Health Inc	61,600	32,032,000
Surgery Partners Inc (c)	228,370	7,362,649
Tenet Healthcare Corp (c)	90,700	15,074,340
UnitedHealth Group Inc	106,809	62,449,086
		127,404,327
Life Sciences Tools & Services - 0.6%
Danaher Corp	119,100	33,112,182
IQVIA Holdings Inc (c)	57,200	13,554,684
Thermo Fisher Scientific Inc	12,031	7,442,016
		54,108,882
Pharmaceuticals - 1.8%
Eli Lilly & Co	99,533	88,180,266
Merck & Co Inc	360,042	40,886,370
Royalty Pharma PLC Class A	345,167	9,764,774
		138,831,410
TOTAL HEALTH CARE		528,952,973

Industrials - 5.7%
Aerospace & Defense - 1.8%
Boeing Co (c)	120,417	18,308,201
GE Aerospace	181,089	34,149,764
Howmet Aerospace Inc	154,500	15,488,625
Lockheed Martin Corp	45,170	26,404,575
Northrop Grumman Corp	20,270	10,703,979
RTX Corp	54,977	6,661,013
Space Exploration Technologies Corp (b)(c)(e)	17,000	1,904,000
TransDigm Group Inc	13,800	19,694,394
		133,314,551
Air Freight & Logistics - 0.1%
FedEx Corp	34,300	9,387,224
Building Products - 0.5%
Trane Technologies PLC	102,394	39,803,620
Construction & Engineering - 0.1%
Quanta Services Inc	33,200	9,898,580
Electrical Equipment - 0.8%
AMETEK Inc	148,953	25,576,720
Eaton Corp PLC	63,900	21,179,016
GE Vernova Inc	51,297	13,079,709
		59,835,445
Ground Transportation - 0.7%
CSX Corp	381,362	13,168,430
Old Dominion Freight Line Inc	84,900	16,864,536
Uber Technologies Inc (c)	95,300	7,162,748
Union Pacific Corp	58,300	14,369,784
		51,565,498
Machinery - 1.6%
Caterpillar Inc	54,725	21,404,042
Deere & Co	14,500	6,051,285
Dover Corp	115,600	22,165,144
Fortive Corp	195,240	15,410,293
Ingersoll Rand Inc	256,500	25,178,040
Parker-Hannifin Corp	52,801	33,360,728
		123,569,532
Passenger Airlines - 0.0%
Delta Air Lines Inc	70,600	3,585,773
Professional Services - 0.1%
Dun & Bradstreet Holdings Inc (h)	518,401	5,966,795
TOTAL INDUSTRIALS		436,927,018

Information Technology - 17.7%
IT Services - 0.3%
EPAM Systems Inc (c)	29,200	5,811,676
MongoDB Inc Class A (c)	36,100	9,759,635
Twilio Inc Class A (c)	92,400	6,026,328
		21,597,639
Semiconductors & Semiconductor Equipment - 6.0%
Advanced Micro Devices Inc (c)	148,200	24,316,656
Astera Labs Inc (c)	86,229	4,517,537
Lattice Semiconductor Corp (c)	84,800	4,500,336
Marvell Technology Inc	218,172	15,734,565
Micron Technology Inc	395,800	41,048,418
NVIDIA Corp	2,866,400	348,095,616
ON Semiconductor Corp (c)	240,400	17,455,444
SolarEdge Technologies Inc (c)(h)	124,400	2,850,004
		458,518,576
Software - 7.8%
Adobe Inc (c)	88,600	45,875,308
AppLovin Corp Class A (c)	7,800	1,018,290
Autodesk Inc (c)	65,800	18,126,584
Ccc Intelligent Solutions Holdings Inc (b)(c)	36,613	404,574
Elastic NV (c)	81,100	6,225,236
Five9 Inc (c)	146,800	4,217,564
HubSpot Inc (c)	29,300	15,575,880
Intuit Inc	18,100	11,240,100
Microsoft Corp	961,000	413,518,300
OpenAI Global LLC rights (b)(c)(e)	434,455	434,455
Salesforce Inc	150,400	41,165,984
Stripe Inc Class B (b)(c)(e)	19,953	548,907
Synopsys Inc (c)	44,500	22,534,355
Tenable Holdings Inc (c)	94,100	3,812,932
Workday Inc Class A (c)	26,300	6,427,983
		591,126,452
Technology Hardware, Storage & Peripherals - 3.6%
Apple Inc	1,107,664	258,085,712
Dell Technologies Inc Class C	123,600	14,651,544
		272,737,256
TOTAL INFORMATION TECHNOLOGY		1,343,979,923

Materials - 1.3%
Chemicals - 1.0%
Air Products and Chemicals Inc	28,003	8,337,613
Axalta Coating Systems Ltd (c)	90,500	3,275,195
Balchem Corp	12,900	2,270,400
Chemours Co/The	173,000	3,515,360
Corteva Inc	91,500	5,379,285
Dow Inc	153,600	8,391,168
Ecolab Inc	43,000	10,979,190
Element Solutions Inc	111,200	3,020,192
Linde PLC	55,270	26,356,052
Sherwin-Williams Co/The	7,200	2,748,024
Tronox Holdings PLC	157,200	2,299,836
		76,572,315
Construction Materials - 0.0%
Martin Marietta Materials Inc	8,384	4,512,687
Containers & Packaging - 0.1%
AptarGroup Inc	20,600	3,299,914
International Paper Co	58,100	2,838,185
		6,138,099
Metals & Mining - 0.2%
ATI Inc (c)	28,900	1,933,699
Freeport-McMoRan Inc	127,051	6,342,386
Nucor Corp	31,700	4,765,778
		13,041,863
TOTAL MATERIALS		100,264,964

Real Estate - 1.5%
Health Care REITs - 0.2%
Omega Healthcare Investors Inc	41,600	1,693,120
Ventas Inc	77,000	4,938,010
Welltower Inc	66,900	8,565,207
		15,196,337
Industrial REITs - 0.2%
Prologis Inc	70,300	8,877,484
Terreno Realty Corp	53,800	3,595,454
		12,472,938
Office REITs - 0.0%
COPT Defense Properties	38,500	1,167,705
Real Estate Management & Development - 0.1%
CBRE Group Inc Class A (c)	61,400	7,643,072
DigitalBridge Group Inc Class A	59,300	837,909
		8,480,981
Residential REITs - 0.2%
Essex Property Trust Inc	11,900	3,515,498
Invitation Homes Inc	196,900	6,942,694
Mid-America Apartment Communities Inc	25,500	4,051,950
Sun Communities Inc	9,100	1,229,865
		15,740,007
Retail REITs - 0.1%
Macerich Co/The	91,500	1,668,960
NNN REIT Inc	42,000	2,036,580
Simon Property Group Inc	11,100	1,876,122
SITE Centers Corp	47,375	2,866,188
		8,447,850
Specialized REITs - 0.7%
American Tower Corp	75,500	17,558,280
Crown Castle Inc	60,000	7,117,800
CubeSmart	73,400	3,951,122
Digital Realty Trust Inc	36,500	5,906,795
Equinix Inc	12,500	11,095,375
Extra Space Storage Inc	1,511	272,267
Four Corners Property Trust Inc	46,200	1,354,122
Public Storage Operating Co	12,300	4,475,601
		51,731,362
TOTAL REAL ESTATE		113,237,180

Utilities - 1.7%
Electric Utilities - 1.2%
American Electric Power Co Inc	54,900	5,632,740
Constellation Energy Corp	35,578	9,250,992
Edison International	108,400	9,440,556
Entergy Corp	60,000	7,896,600
Eversource Energy	93,728	6,378,190
FirstEnergy Corp	126,700	5,619,145
NextEra Energy Inc	217,204	18,360,254
NRG Energy Inc	42,037	3,829,571
PG&E Corp	598,019	11,822,836
PPL Corp	134,800	4,459,184
Southern Co/The	60,746	5,478,074
		88,168,142
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The	224,600	4,505,476
Vistra Corp	52,600	6,235,204
		10,740,680
Multi-Utilities - 0.4%
CenterPoint Energy Inc	146,600	4,312,972
NiSource Inc	153,100	5,304,915
Public Service Enterprise Group Inc	72,040	6,426,688
Sempra	154,796	12,945,590
		28,990,165
TOTAL UTILITIES		127,898,987

TOTAL UNITED STATES		4,581,303,964
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd	198,500	2,706,451
TOTAL COMMON STOCKS (Cost $2,658,411,539)		4,890,832,589

Convertible Preferred Stocks - 0.2%
	Shares	Value ($)
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd Series E1 (b)(c)(e)(i)	21,701	5,407,238
ESTONIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Bolt Technology OU Series E (b)(c)(e)	6,283	1,079,722
ISRAEL - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd Series D (b)(c)(e)	65,770	368,312
UNITED STATES - 0.1%
Industrials - 0.0%
Aerospace & Defense - 0.0%
ABL Space Systems Co Series B (b)(c)(e)	17,763	142,282
ABL Space Systems Co Series B2 (b)(c)(e)	8,188	84,008
		226,290
Construction & Engineering - 0.0%
Beta Technologies Inc Series A (b)(c)(e)(i)	7,264	797,079
TOTAL INDUSTRIALS		1,023,369

Information Technology - 0.1%
Communications Equipment - 0.0%
Astranis Space Technologies Corp Series C (b)(c)(e)	60,816	782,094
IT Services - 0.0%
Gupshup Inc (b)(c)(e)	59,838	514,606
Software - 0.1%
Algolia Inc Series D (b)(c)(e)	28,064	495,891
Databricks Inc Series G (b)(c)(e)	4,461	365,668
Databricks Inc Series H (b)(c)(e)	18,642	1,528,085
Skyryse Inc Series B (b)(c)(e)	50,000	1,067,000
Stripe Inc Series H (b)(c)(e)	19,876	546,789
		4,003,433
TOTAL INFORMATION TECHNOLOGY		5,300,133

TOTAL UNITED STATES		6,323,502
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $13,612,265)		13,178,774

Fixed-Income Funds - 34.8%
	Shares	Value ($)
Fidelity VIP Investment Grade Central Fund (j) (Cost $2,843,995,381)	27,857,489	2,656,490,140

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Industrials - 0.0%
Professional Services - 0.0%
Checkr Inc Series E (c)(e)(i) (Cost $1,571,886)	87,327	629,628

U.S. Treasury Obligations - 0.0%
	Yield (%) (k)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 10/31/2024	5.19 to 5.21	2,040,000	2,032,052
US Treasury Bills 0% 11/21/2024 (l)	5.09	1,220,000	1,212,002
US Treasury Bills 0% 11/7/2024	5.12	140,000	139,323
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,381,854)			3,383,377

Money Market Funds - 0.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (m)	4.89	58,881,762	58,893,538
Fidelity Securities Lending Cash Central Fund (m)(n)	4.89	9,125,737	9,126,650
TOTAL MONEY MARKET FUNDS (Cost $68,019,680)			68,020,188

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $5,588,992,605)	7,632,534,696
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(9,821,793)
NET ASSETS - 100.0%	7,622,712,903

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-mini S&P 500 Index Contracts (United States)	56	Dec 2024	16,279,900	346,048	346,048

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $21,495,139 or 0.2% of net assets.

(c)	Non-income producing
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	Level 3 security
(f)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $1,663,674 or 0.0% of net assets.

(g)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,663,674 or 0.0% of net assets.

(h)	Security or a portion of the security is on loan at period end.
(i)	Security is perpetual in nature with no stated maturity date.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(l)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $832,506.
(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(n)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ABL Space Systems Co Series B	3/24/21	799,967

ABL Space Systems Co Series B2	10/22/21	556,752

Algolia Inc Series D	7/23/21	820,733

Astranis Space Technologies Corp Series C	3/19/21	1,333,143

Beta Technologies Inc Series A	4/09/21	532,233

Bolt Technology OU Series E	1/03/22	1,632,301

ByteDance Ltd Series E1	11/18/20	2,377,869

Cazoo Group Ltd	3/28/21	455,871

Ccc Intelligent Solutions Holdings Inc	2/02/21	366,130

Databricks Inc Series G	2/01/21	263,746

Databricks Inc Series H	8/31/21	1,369,891

Epic Games Inc	3/29/21	1,603,620

Gupshup Inc	6/08/21	1,368,208

Jumo World Holding Limited	9/06/23	176,324

Lionsgate Studios Corp	12/22/23	549,950

OpenAI Global LLC rights	9/30/24	434,455

Skyryse Inc Series B	10/21/21	1,233,999

Space Exploration Technologies Corp	2/16/21	713,983

Starling Bank Ltd Class D	6/18/21	1,352,573

Stripe Inc Class B	5/18/21	800,682

Stripe Inc Series H	3/15/21 - 5/25/23	797,525

Xsight Labs Ltd Series D	2/16/21	525,897

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	90,021,927	701,644,508	732,773,924	2,912,633	1,027	-	58,893,538	0.1%
Fidelity Securities Lending Cash Central Fund	11,121,334	74,108,374	76,103,058	10,028	-	-	9,126,650	0.0%
Fidelity VIP Investment Grade Central Fund	2,515,286,664	190,182,989	99,081,697	81,960,077	(17,766,230)	67,868,414	2,656,490,140	87.7%
Total	2,616,429,925	965,935,871	907,958,679	84,882,738	(17,765,203)	67,868,414	2,724,510,328

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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